Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (the “PvP Rules”), we are providing the following: (1) tabular compensation and performance disclosure for our fiscal years 2021, 2022, 2023, and 2024; (2) a list of three performance measures that the Company considers to be its most important measures used to align compensation actually paid to the Named Executive Officers for fiscal year 2024 to Company performance; and (3) additional disclosure relative to the relationship between the “Compensation Actually Paid” (“CAP”) set forth in the Pay versus Performance Table and each of the performance metrics set forth in the Pay versus Performance Table and between the Company’s and a peer group’s total shareholder return (“TSR”), in each case over fiscal years 2021 through 2024. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, see the “Compensation Discussion and Analysis” in this proxy statement and in our proxy statements filed for fiscal years 2021, 2022, and 2023.

In the below Pay versus Performance Table, we provide information about compensation of our Named Executive Officers for each of the last four fiscal years (the “Covered Years”). Additionally, we provide information about the results for certain financial performance measures during the Covered Years. Although the PvP Rules require us to disclose “compensation actually paid,” these amounts do not necessarily reflect compensation that our Named Executive Officers actually earned in the Covered Years. Instead, “compensation actually paid” reflects a calculation computed in accordance with the PvP Rules, including adjusted values to unvested and vested equity awards during the Covered Years based on either year-end or vesting date stock prices and various accounting valuation assumptions. “Compensation actually paid” generally fluctuates due to stock price performance.

Pay Versus Performance
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On:		Net Income	Company- Selected Measure: Revenue(8)
					Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)
2024	$5,947,270	$12,082,852	$1,758,805	$3,604,752	$159	$124	$(31,331,000)	$613,514,000
2023	$4,785,890	$2,636,126	$1,708,675	$1,379,352	$84	$91	$(68,866,000)	$580,624,000
2022	$4,319,500	$(594,710)	$1,891,157	$445,951	$96	$82	$(5,248,000)	$582,099,000
2021	$3,231,590	$7,312,673	$1,695,766	$2,894,191	$178	$130	$23,555,000	$578,487,000

(1)      The Principal Executive Officer (“PEO”) and the other Named Executive Officers (“Non-PEO NEOs”) included in the above columns are as follows:

(2)      Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the indicated fiscal year for our PEO. For all years reported, our PEO was Doug Valenti.

(3)      Amounts reported in this column represent the “compensation actually paid” to our PEO (as defined in the PvP Rules), based on his total compensation reported in the Summary Compensation Table for each of the indicated fiscal years and adjusted as shown in the table below:

          Equity Award Valuations: Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)      Amounts reported in this column represent the average of the total compensation reported in the Summary Compensation Table for the indicated fiscal year for our Non-PEO NEOs. Please see footnote 1 for the names of our Non-PEO NEOs included in the average for each indicated fiscal year.

(5)      Amounts reported in this column represent the compensation actually paid to the Non-PEO NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such Non-PEO NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

          Equity Award Valuations: Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(6)      Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on June 30, 2020, using the closing stock price on that date. Historic stock price performance is not necessarily indicative of future stock price performance.

(7)      The peer group for the purposes of the TSR analysis consists of the RDG Internet Composite Index (“TSR Peer Group”). This calculation assumes that $100 was invested in this index on June 30, 2020 (aligned with the period used in footnote 6 above).

(8)      We selected revenue as the Company-Selected Measure because it is a core driver of our performance and stockholder value creation and, accordingly, was utilized as a metric for the PSUs granted in fiscal year 2024.

Named Executive Officers, Footnote
Fiscal Year	PEO (CEO)	Non-PEO NEOs
2024	Doug Valenti	Gregory Wong, Nina Bhanap, Tim Stevens, and Martin Collins
2023	Doug Valenti	Gregory Wong, Nina Bhanap, Tim Stevens, and Martin Collins
2022	Doug Valenti	Gregory Wong, Nina Bhanap, Tim Stevens, and Stephen Chen
2021	Doug Valenti	Gregory Wong, Nina Bhanap, Alan Godfrey, and Andreja Stevanovic

Peer Group Issuers, Footnote		The peer group for the purposes of the TSR analysis consists of the RDG Internet Composite Index (“TSR Peer Group”). This calculation assumes that $100 was invested in this index on June 30, 2020 (aligned with the period used in footnote 6 above).
PEO Total Compensation Amount		$ 5,947,270	[1]	$ 4,785,890	[2]	$ 4,319,500	[2]	$ 3,231,590	[2]
PEO Actually Paid Compensation Amount	[3]	$ 12,082,852		2,636,126		(594,710)		7,312,673
Adjustment To PEO Compensation, Footnote
PEO (D. Valenti)
		2021	2022	2023	2024
	Summary Compensation Table – Total Compensation	$3,231,590	$4,319,500	$4,785,890	$5,947,270
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$2,342,000	$3,664,000	$4,047,000	$5,152,800
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$3,716,000	$1,016,060	$1,677,700	$9,456,300
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$1,432,681	$(1,565,550)	$(161,207)	$1,171,275
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,274,401	$(700,720)	$380,743	$660,807
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
=	Compensation Actually Paid	$7,312,673	$(594,710)	$2,636,126	$12,082,852

Non-PEO NEO Average Total Compensation Amount	[4]	$ 1,758,805		1,708,675		1,891,157		1,695,766
Non-PEO NEO Average Compensation Actually Paid Amount	[5]	$ 3,604,752		1,379,352		445,951		2,894,191
Adjustment to Non-PEO NEO Compensation Footnote
NEO Average
		2021	2022	2023	2024
	Summary Compensation Table – Total Compensation	$1,695,766	$1,891,157	$1,708,675	$1,758,805
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$1,178,295	$1,417,090	$1,123,575	$1,192,150
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$1,494,529	$760,159	$698,674	$2,187,806
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$457,104	$(556,828)	$(83,847)	$544,778
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$425,087	$(231,447)	$179,426	$305,513
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
=	Compensation Actually Paid	$2,894,191	$445,951	$1,379,352	$3,604,752

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Financial Performance Measures

The following is a list of financial performance measures, which, in the Company’s assessment, represent the most important financial performance measures used by the Company to link compensation actually paid to the Named Executive Officers for fiscal year 2024. These measures were either used to determine bonus payouts to the Named Executive Officers for fiscal year 2024 or to determine the performance conditions for the PSUs granted in fiscal year 2024:

•        total revenue;

•        adjusted EBITDA; and

•        media margin dollars.

Total Shareholder Return Amount	[6]	$ 159		84		96		178
Peer Group Total Shareholder Return Amount	[7]	124		91		82		130
Net Income (Loss)		(31,331,000)		$ (68,866,000)		$ (5,248,000)		$ 23,555,000
Adjustment to Compensation, Amount		$ 5,947,270
PEO Name		Doug Valenti		Doug Valenti		Doug Valenti		Doug Valenti
Revenues	[8]	$ 613,514,000		$ 580,624,000		$ 582,099,000		$ 578,487,000
Measure:: 1
Pay vs Performance Disclosure
Name		total revenue
Measure:: 2
Pay vs Performance Disclosure
Name		adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name		media margin dollars
PEO | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 5,152,800		4,047,000		3,664,000		2,342,000
PEO | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,456,300		1,677,700		1,016,060		3,716,000
PEO | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,171,275		(161,207)		(1,565,550)		1,432,681
PEO | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0		0		0
PEO | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		660,807		380,743		(700,720)		1,274,401
PEO | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0		0		0
Non-NEOs [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,192,150		1,123,575		1,417,090		1,178,295
Non-NEOs [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,187,806		698,674		760,159		1,494,529
Non-NEOs [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		544,778		(83,847)		(556,828)		457,104
Non-NEOs [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0		0		0
Non-NEOs [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		305,513		179,426		(231,447)		425,087
Non-NEOs [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0		$ 0		$ 0		$ 0

[1]	The Principal Executive Officer (“PEO”) and the other Named Executive Officers (“Non-PEO NEOs”) included in the above columns are as follows:
[2]	Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the indicated fiscal year for our PEO. For all years reported, our PEO was Doug Valenti.
[3]	Amounts reported in this column represent the “compensation actually paid” to our PEO (as defined in the PvP Rules), based on his total compensation reported in the Summary Compensation Table for each of the indicated fiscal years and adjusted as shown in the table below:

          Equity Award Valuations: Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

[4]	Amounts reported in this column represent the average of the total compensation reported in the Summary Compensation Table for the indicated fiscal year for our Non-PEO NEOs. Please see footnote 1 for the names of our Non-PEO NEOs included in the average for each indicated fiscal year.
[5]	Amounts reported in this column represent the compensation actually paid to the Non-PEO NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such Non-PEO NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

          Equity Award Valuations: Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

[6]	Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on June 30, 2020, using the closing stock price on that date. Historic stock price performance is not necessarily indicative of future stock price performance.
[7]	The peer group for the purposes of the TSR analysis consists of the RDG Internet Composite Index (“TSR Peer Group”). This calculation assumes that $100 was invested in this index on June 30, 2020 (aligned with the period used in footnote 6 above).
[8]	We selected revenue as the Company-Selected Measure because it is a core driver of our performance and stockholder value creation and, accordingly, was utilized as a metric for the PSUs granted in fiscal year 2024